Annuity Reserves and Deposit-Type Liabilities (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal	4,473	3,873
Gross annuity reserves and deposit liabilities	4,473	3,873
Reinsurance ceded	4,473	3,873
Total annuity reserves and deposit liabilities
Subject to discretionary withdrawal - lump sum (in percentage):
With market value adjustment in percentage	0.00%	0.00%
At book value less surrender charge of 5% or more in percentage	0.00%	0.00%
At fair value in percentage	0.00%	0.00%
Total with adjustment or at fair value in percentage	0.00%	0.00%
At book value with minimal or no charge adjustment in percentage	0.00%	0.00%
Not subject to discretionary withdrawal in percentage	100.00%	100.00%
Gross annuity reserves and deposit liabilities in percentage	100.00%	100.00%
General Account [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal	4,473	3,873
Gross annuity reserves and deposit liabilities	4,473	3,873
Reinsurance ceded	4,473	3,873
Total annuity reserves and deposit liabilities
Separate Account With Guarantees [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
At book value with minimal or no charge adjustment
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities
Reinsurance ceded
Total annuity reserves and deposit liabilities
Separate Account Nonguaranteed [Member]
Subject to discretionary withdrawal - lump sum:
With market value adjustment
At book value less surrender charge of 5% or more
At fair value
Total with adjustment or at fair value
Not subject to discretionary withdrawal
Gross annuity reserves and deposit liabilities
Reinsurance ceded
Total annuity reserves and deposit liabilities